LOANS PAYABLE - RELATED PARTIES	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 3. LOANS PAYABLE - RELATED PARTIES

The Company received a $1,600 note payable from an individual on November 18, 2009, and, from the same individual, another $8,000 in December, 2010, $1,116 in February, 2012, $4,000 in March 2012, and $2,000 in May 2012.  The notes are due on demand, unsecured, and bear no interest.  The individual is a shareholder, officer, and director of the Company.

The Company received a $1,600 loan from an individual on November 18, 2009, and another $8,000 from the same individual on December 20, 2010.  The note is due on demand, unsecured, and bears no interest.  The individual is a shareholder, officer, and director of the Company.

A company related by common ownership paid $456 on behalf of the Company in October, 2011.  The verbal note is due on demand, unsecured, and bears no interest.